Leases (Details) - Schedule of unaudited total cash outflow for leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Unaudited Total Cash Outflow For Leases [Abstract]
Total cash outflow for leases	¥ 2,985	¥ 5,252	¥ 5,463